EARNINGS PER SHARE (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
EARNINGS PER SHARE [Abstract]
Common shares excluded from calculating basic and diluted net loss per common share
Shares used in calculating basic and diluted net loss per common share exclude these potential common shares as of June 30, 2015 and December 31, 2014:
	June 30, 2015	December 31, 2014
Warrants to purchase Common Stock	1,120,507	1,676,401
Stock options to purchase common stock	1,664,573	1,699,907
Common stock issuable upon the assumed conversion of payments due under our promissory note from April 2015 (1)	1,189,050	---
Total	3,974,130	3,376,308

(1)
As part of the April 2015 Note, at our option, subject to certain volume, price and other conditions, the monthly installments of principle and interest due under the April 2015 Note may be paid in whole, or in part, in cash or in Common Stock.  If the monthly installments are paid in Common Stock, such shares being issued will be based on a price that is 80% of the average of the three lowest volume weighted average prices of the shares of Common Stock during the preceding twenty trading days.  The percentage declines to 70% if the average of the three lowest volume weighted average prices of the shares of Common Stock during the preceding twenty trading days is less than $0.05 per share.  For the purposes of this Table, we have assumed that all outstanding monthly installments of principal and interest will be paid in Common Stock based on a price of $0.50 per share (80% of the average of the three lowest volume weighted average prices of the shares of Common Stock during the preceding twenty trading days prior to June 30, 2015).

Shares used in calculating basic and diluted net loss per common share exclude these potential common shares as of December 31:

	December 31, 2014	December 31, 2013
Warrants to purchase Common Stock	1,676,401	4,665,451
Stock options to purchase common stock	1,699,907	1,014,907
Unvested restricted common stock	---	---
Common stock issuable upon the assumed conversion of our convertible note payable from June 2012 (1)	---	3,124,680
Common stock issuable upon the assumed conversion of our convertible note payable from June 2011 (2)	---	127,712
Common stock issuable upon the assumed conversion of our convertible note payable from July 2011 (2)	---	125,603
Total	3,376,308	9,058,353

(1)
The outstanding principal balance and the accrued and unpaid interest of the June 2012 Note may have been converted, at the option of Inter-Mountain, into shares of Common Stock at a conversion price of $0.35 per share, subject to certain pricing adjustments and ownership limitations.  For the purposes of this Table, we have assumed a conversion price of $0.35 per share and no ownership limitations.  On February 27, 2014 and on March 3, 2014, we received conversion notices from Inter-Mountain whereby we issued an aggregate of 435,502 shares of Common Stock for the final payment of approximately $152,000 due under the June 2012 Note.

(2)
On June 13, 2014, Mr. Gray elected to convert the outstanding principal balance ($140,000) of the June 2011 Note and we issued 116,667 shares of Common Stock for such conversion.  On July 28, 2014, Mr. Gray elected to convert the outstanding principal balance ($125,000) of the July 2011 Note and we issued 115,741 shares of Common Stock for such conversion.